Reinsurance	12 Months Ended
Dec. 31, 2021
Reinsurance.
Reinsurance
9.	Reinsurance

Reinsurers’ share of insurance contract liabilities was comprised as follows:

	December 31, 2021			December 31, 2020
	Gross	Provision for	Recoverable from	Gross	Provision for	Recoverable
	recoverable from	uncollectible	reinsurers	recoverable from	uncollectible	from reinsurers
	reinsurers	reinsurance(1)		reinsurers	reinsurance(1)
Provision for losses and loss adjustment expenses	8,989.3	(43.1)	8,946.2	7,971.7	(24.4)	7,947.3
Reinsurers’ share of paid losses	1,019.9	(135.6)	884.3	818.0	(131.2)	686.8
Provision for unearned premiums	2,260.0	—	2,260.0	1,899.1	—	1,899.1
	12,269.2	(178.7)	12,090.5	10,688.8	(155.6)	10,533.2

Current			5,572.4			4,839.0
Non-current			6,518.1			5,694.2
			12,090.5			10,533.2
(1)	Management of credit risk on reinsurance recoverables is discussed in note 24.

Changes in reinsurers’ share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance for the years ended December 31 were as follows:

	2021
				Provision for	Recoverable
	Paid	Unpaid	Unearned	uncollectible	from
	losses	losses	premiums	reinsurance	reinsurers
Balance – January 1	818.0	7,971.7	1,899.1	(155.6)	10,533.2
Reinsurers’ share of losses paid to insureds	2,360.3	(2,360.3)	—	—	—
Reinsurance recoveries received	(2,152.8)	—	—	—	(2,152.8)
Reinsurers’ share of unpaid losses and premiums earned(1)	—	3,479.0	(5,228.8)	—	(1,749.8)
Premiums ceded to reinsurers(1)	—	—	5,632.1	—	5,632.1
Change in provision, recovery or write-off of impaired balances	(1.7)	—	—	(22.1)	(23.8)
Acquisitions of subsidiaries (note 23)	0.3	82.7	16.7	—	99.7
Divestiture of subsidiary	(3.3)	(6.4)	(10.6)	—	(20.3)
Foreign exchange effect and other	(0.9)	(177.4)	(48.5)	(1.0)	(227.8)
Balance – December 31	1,019.9	8,989.3	2,260.0	(178.7)	12,090.5
(1)	Effective October 1, 2021 Brit completed a loss portfolio transfer with a third party to reinsure loss reserves for a portfolio of risks predominantly comprised of U.S. casualty and discontinued lines of business relating to prior accident years. Pursuant to this transaction Brit ceded net insurance contract liabilities of $379.1 for consideration of $344.1 and recorded net favourable reserve development of $35.0.

	2020
				Provision for	Recoverable
	Paid	Unpaid	Unearned	uncollectible	from
	losses	losses	premiums	reinsurance	reinsurers
Balance – January 1	776.9	6,956.7	1,583.7	(161.5)	9,155.8
Reinsurers’ share of losses paid to insureds	2,375.4	(2,375.4)	—	—	—
Reinsurance recoveries received	(2,317.9)	—	—	—	(2,317.9)
Reinsurers’ share of unpaid losses and premiums earned(1)	—	2,842.3	(3,923.6)	—	(1,081.3)
Premiums ceded to reinsurers	—	—	4,261.4	—	4,261.4
Change in provision, recovery or write-off of impaired balances	(2.7)	—	—	6.0	3.3
Foreign exchange effect and other(2)	(13.7)	548.1	(22.4)	(0.1)	511.9
Balance – December 31	818.0	7,971.7	1,899.1	(155.6)	10,533.2
(1)

Changes in reinsurers’ share of unpaid losses and unearned premiums for the year ended December 31, 2020 exclude European Run-off’s reinsurers’ share of unpaid losses and premiums earned of $70.6 and $13.5 as the assets of European Run-off were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.

(2)	Includes $467.1 of unpaid losses from loss reserves ceded to European Run-off which were previously eliminated on consolidation. See note 23.

Commission income earned on premiums ceded to reinsurers in 2021 of $1,007.8 (2020 - $821.0) is included in commissions, net in the consolidated statement of earnings.